Average Annual Total Returns (Vanguard Mortgage-Backed Securities Index Fund Participant)	Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Barclays U.S. MBS Float Adjusted Index Vanguard Mortgage-Backed Securities Index Fund Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.29%)	(0.98%)
Since Inception	2.79%	2.89%